Trading revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Trading revenues (CHF million)
Trading revenues	1,441	3,122
Interest rate products
Trading revenues (CHF million)
Trading revenues	411	2,500
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	481	(886)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	932	1,152
Credit products
Trading revenues (CHF million)
Trading revenues	(828)	(158)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	88	306
Other products
Trading revenues (CHF million)
Trading revenues	357	208